Earnings per Share (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Numerator:
Net income	$ 19,539	$ 8,966	$ 32,971	$ 18,308
Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,653	109,611	109,653	109,608